Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Profit before income tax and social contribution	R$ 3,912,319	R$ 3,503,614	R$ 4,129,054
Adjustments for:
Depreciation and amortization	1,392,541	1,301,897	1,146,626
Residual value of property, plant and equipment, intangible assets and investment properties written-off	24,974	24,935	15,168
Bad debt expense, net of recoveries	166,727	82,681	90,488
Agreement signed with the municipality of Guarulhos	(928,014)	0	0
Provisions and inflation adjustment	111,940	185,080	276,654
Pension plan liabilities - early reduction (curtailment)	0	0	(334,152)
Interest calculated on borrowings and financing payable	563,902	426,781	449,470
Inflation adjustment and exchange gains (losses) on borrowings and financing	982,072	159,087	(969,430)
Interest and inflation adjustment on liabilities	30,103	25,751	24,297
Interest and inflation adjustment on assets	(64,046)	(31,619)	(80,675)
Finance charges from customers	(289,321)	(193,683)	(207,789)
Margin of fair value on intangible assets arising from concession	(63,013)	(70,335)	(81,513)
Provision for Consent Decree (TAC)	80,245	72,933	89,083
Share of profit of investees	(6,510)	(5,760)	(4,740)
Provision from São Paulo agreement	135,735	0	0
Provision for pension plan - Sabesprev Mais	0	0	235
Pension obligations	243,569	304,500	377,886
Other adjustments	33,349	92,461	24,412
Total adustments	6,325,278	5,878,323	4,945,074
Changes in assets
Trade receivables	(71,679)	(42,194)	(34,665)
Accounts receivable from related parties	39,919	51,594	(3,163)
Inventories	20,075	(27,633)	7,156
Recoverable taxes	(104,118)	(233,952)	35,195
Escrow deposits	(1,639)	(32,200)	33,232
Other receivables	11,760	8,312	144,920
Changes in liabilities
Trade payables and contractors	(176,826)	(180,353)	6,371
Services payable	(89,988)	(51,779)	72,775
Accrued payroll and related taxes	(103,488)	56,841	21,240
Taxes and contributions payable	(4,829)	15,983	(90,325)
Deferred Cofins/PASEP	10,648	(7,889)	5,150
Provisions	(297,282)	(279,951)	(185,793)
Pension obligations	(217,000)	(228,282)	(201,736)
Other liabilities	122,214	(16,741)	17,842
Cash generated from operations	5,463,045	4,910,079	4,773,273
Interest paid	(732,048)	(676,087)	(739,944)
Income tax and social contribution paid	(888,077)	(932,110)	(1,029,737)
Net cash generated from operating activities	3,842,920	3,301,882	3,003,592
Cash flows from investing activities
Acquisition of contract asset and intangible	(2,132,559)	(1,957,780)	(2,108,167)
Restricted cash	(13,078)	5,256	5,078
Investment increase	(1,136)	0	0
Purchase of property, plant and equipment	(50,645)	(18,920)	(27,631)
Dividends received	8,131	0	0
Net cash used in investing activities	(2,189,287)	(1,971,444)	(2,130,720)
Borrowings and financing
Proceeds from loans	1,634,553	1,007,572	1,250,524
Payment of loans	(1,678,748)	(1,098,558)	(1,535,312)
Payment of interest on capital	(653,393)	(765,933)	(139,399)
Public-Private Partnership - PPP	(178,333)	(31,758)	(30,498)
Program Contract Commitments	(31,568)	(44,935)	(171,180)
Net cash used in financing activities	(907,489)	(933,612)	(625,865)
Increase in cash and cash equivalents	746,144	396,826	247,007
Represented by :
Cash and cash equivalents at the beginning of the year	2,283,047	1,886,221	1,639,214
Cash and cash equivalents at the end of the year	3,029,191	2,283,047	1,886,221
Increase in cash and cash equivalents	R$ 746,144	R$ 396,826	R$ 247,007